SHARE-BASED PAYMENTS - Stock Option Plan (Details) - Stock Option Plan - shares		12 Months Ended
	Aug. 01, 2019	Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares that will be reserved for issuance as percentage of issued and outstanding shares	15.00%
Number of shares available for issuance		2,666,078
Expiration term		10 years
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		10 years